Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,385,288.47

Principal:
Principal Collections	$13,133,948.17
Prepayments in Full	$8,553,149.52
Liquidation Proceeds	$238,265.82
Recoveries	$19,975.82
Sub Total	$21,945,339.33
Collections	$23,330,627.80

Purchase Amounts:
Purchase Amounts Related to Principal	$320,115.04
Purchase Amounts Related to Interest	$1,620.84
Sub Total	$321,735.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,652,363.68

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,652,363.68
Servicing Fee	$323,684.11	$323,684.11	$0.00	$0.00	$23,328,679.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,328,679.57
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,328,679.57
Interest - Class A-3 Notes	$80,779.67	$80,779.67	$0.00	$0.00	$23,247,899.90
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$23,174,224.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,174,224.23
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$23,137,723.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,137,723.73
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$23,108,782.73
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,108,782.73
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$23,068,879.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,068,879.23
Regular Principal Payment	$21,798,775.40	$21,798,775.40	$0.00	$0.00	$1,270,103.83
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,270,103.83
Residual Released to Depositor	$0.00	$1,270,103.83	$0.00	$0.00	$0.00
Total		$23,652,363.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,798,775.40
Total					$21,798,775.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,798,775.40	$53.64	$80,779.67	$0.20	$21,879,555.07	$53.84
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$21,798,775.40	$16.25	$259,800.34	$0.19	$22,058,575.74	$16.44

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$170,062,456.58	0.4184608	$148,263,681.18	0.3648221
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$378,472,456.58	0.2820611	$356,673,681.18	0.2658153

Pool Information
Weighted Average APR	4.295%	4.304%
Weighted Average Remaining Term	32.75	31.94
Number of Receivables Outstanding	28,796	27,899
Pool Balance	$388,420,928.43	$365,966,368.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$378,472,456.58	$356,673,681.18
Pool Factor	0.2870512	0.2704568

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$9,292,686.97
Targeted Overcollateralization Amount	$9,292,686.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,292,686.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		93	$209,081.73
(Recoveries)		76	$19,975.82
Net Losses for Current Collection Period			$189,105.91
Cumulative Net Losses Last Collection Period			$5,703,097.91
Cumulative Net Losses for all Collection Periods			$5,892,203.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.98%	439	$7,250,449.76
61-90 Days Delinquent	0.26%	55	$965,847.40
91-120 Days Delinquent	0.10%	13	$349,124.50
Over 120 Days Delinquent	0.21%	43	$751,667.54
Total Delinquent Receivables	2.55%	550	$9,317,089.20

Repossession Inventory:
Repossessed in the Current Collection Period		16	$367,280.66
Total Repossessed Inventory		22	$473,875.91

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5229%
Preceding Collection Period			0.3875%
Current Collection Period			0.6016%
Three Month Average			0.5040%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2894%
Preceding Collection Period			0.3230%
Current Collection Period			0.3979%
Three Month Average			0.3367%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer